Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial Instruments
4.	Financial Instruments
Financial Assets
The following tables summarize the estimated fair value of the Company’s financial assets measured on a recurring basis as of the dates indicated (in thousands):

September 30, 2020	Input Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds—classified as cash equivalents	Level 1	$24,503	$—	$—	$24,503

December 31, 2019	Input Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	Level 1	$3,495	$—	$—	$3,495
U.S. Treasury securities	Level 1	1,594	1	—	1,595
Repurchase agreements	Level 2	5,000	—	—	5,000
U.S. corporate debt obligations	Level 2	5,155	—	—	5,155
U.S. commercial paper	Level 2	11,412	—	—	11,412

Total available-for-sale securities		26,656	1	—	26,657

Less amounts classified as cash equivalents		(10,293)	—	—	(10,293)

Amounts classified as marketable securities		$16,363	$1	$—	$16,364

There were no
available-for-sale
securities in an unrealized loss position as of September 30, 2020 and December 31, 2019. There were no realized gains or losses on the available-for-sale
debt securities during the three and nine months ended September 30, 2020 and 2019.
Available-for-sale
marketable securities at December 31, 2019 had remaining contractual maturities of one year or less.

4.	Financial Instruments
Financial Assets
The following tables summarize the estimated fair value of the Company’s financial assets measured on a recurring basis as of the dates indicated, which were comprised solely of available-for-sale
marketable securities with remaining contractual maturities of one year or less (in thousands):

December 31, 2019	Valuation Input Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	Level 1	$3,495	$—	$—	$3,495
U.S. Treasury securities	Level 1	1,594	1	—	1,595
Repurchase agreements	Level 2	5,000	—	—	5,000
U.S. corporate debt obligations	Level 2	5,155	—	—	5,155
U.S. commercial paper	Level 2	11,412	—	—	11,412

Total available-for-sale securities		26,656	1	—	26,657

Less amounts classified as cash equivalents		(10,293)	—	—	(10,293)

Amounts classified as marketable securities		$16,363	$1	$—	$16,364

December 31, 2018	Valuation Input Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	Level 1	$10,845	$—	$—	$10,845

Total available-for-sale securities		10,845	—	—	10,845

Less amounts classified as cash equivalents		(10,845)	—	—	(10,845)

Amounts classified as marketable securities		$—	$—	$—	$—

There were no
available-for-sale
securities in an unrealized loss position as of December 31, 2019.
No significant facts or circumstances have arisen to indicate that there has been any deterioration in the creditworthiness of the issuers of these securities. There were no realized gains or losses on the available-for-sale
securities in the years ended December 31, 2019 and 2018. There were no sales of available-for-sale
debt securities in the years ended December 31, 2019 and 2018.